Post balance sheet events (Details) £ / shares in Units, £ in Millions, $ in Millions			12 Months Ended
	Mar. 24, 2023 USD ($)	Mar. 02, 2023 GBP (£) £ / shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Repayment of borrowings			£ 1,518	£ 10
Redemption of debt | Forecast | Callable floating Rate Senior Notes due 2024
Disclosure of non-adjusting events after reporting period [line items]
Repayment of borrowings | $	$ 300
Final dividend proposed
Disclosure of non-adjusting events after reporting period [line items]
Dividend payable per ordinary share | £ / shares		£ 0.024
Dividends payable		£ 222